Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Capital and financial risk management
Percentage Of Increase Decrease Foreign Exchange Rates	10.00%
Currency appreciation risk | Egypt, Pounds | Weakening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	€ (68)	€ (50)
Currency appreciation risk | Egypt, Pounds | Strengthening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	83	61
Currency appreciation risk | Turkey, New Lira | Weakening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	(40)	(24)
Currency appreciation risk | Turkey, New Lira | Strengthening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	49	29
Currency appreciation risk | South African rand | Weakening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	(41)	(101)
Currency appreciation risk | South African rand | Strengthening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	50	124
Currency appreciation risk | Sterling | Weakening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	60	66
Currency appreciation risk | Sterling | Strengthening 10%
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	€ (79)	€ (88)